Income tax expense - Summary of Major Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current tax:
Current tax on profit for the year	₨ 63,119	$ 832	₨ 20,671	₨ 17,911
Credit in respect of current tax for earlier years	(25)	0	(14)	(33)
Total current tax (a)	63,094	832	20,657	17,878
Deferred tax:
Reversal and origination of temporary differences	40,807	538	(1,546)	(44,562)
Charge/(Credit) in respect of Deferred tax for earlier years	(833)	(11)	(27)	7
Total Deferred Tax (b)	39,974	527	(1,573)	(44,555)
Total income tax (credit)/expense for the year	103,068	1,359	19,084	(26,677)
(Loss)/Profit before tax	₨ 360,147	$ 4,747	₨ 166,074	₨ (68,777)
Effective income tax rate (%)	28.60%	28.60%	11.50%	38.80%